SIT LARGE CAP GROWTH FUND INC | SIT LARGE CAP GROWTH FUND INC
SUMMARY INFORMATION SIT LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SIT LARGE CAP GROWTH FUND INC SIT LARGE CAP GROWTH FUND INC SIT LARGE CAP GROWTH FUND INC
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIT LARGE CAP GROWTH FUND INC SIT LARGE CAP GROWTH FUND INC SIT LARGE CAP GROWTH FUND INC
Management Fees	1.00%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIT LARGE CAP GROWTH FUND INC | SIT LARGE CAP GROWTH FUND INC | SIT LARGE CAP GROWTH FUND INC | USD ($)	103	320	555	1,229

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.04% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $5 billion or more at the time of purchase.

The Adviser invests in domestic growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
  unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 9/30/15 (not annualized) was -1.76%. Best Quarter: 15.11% (3Q12) Worst Quarter: -21.13% (4Q08)
Average Annual Total Returns for periods ended December 31, 2014
Average Annual Total Returns - SIT LARGE CAP GROWTH FUND INC - SIT LARGE CAP GROWTH FUND INC	1 Year	5 Years	10 Years
SIT LARGE CAP GROWTH FUND INC	10.97%	12.48%	7.62%
SIT LARGE CAP GROWTH FUND INC | Return after taxes on distributions	6.03%	10.59%	6.67%
SIT LARGE CAP GROWTH FUND INC | Return after taxes on distributions and sale of Fund shares	10.32%	10.01%	6.21%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.81%	8.49%